                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated December 16, 2002
       to the Prospectus for Institutional and Administrative Class Shares
                             Dated November 1, 2002

            IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICIES


               Disclosure Relating to the PIMCO CCM Mega-Cap Fund

     Effective on or about May 1, 2003, the PIMCO CCM Mega-Cap Fund will be renamed the PIMCO CCM Focused Growth Fund and all references to the PIMCO CCM Mega-Cap Fund in the Prospectus will be replaced with references to the PIMCO CCM Focused Growth Fund. Effective on or about May 1, 2003, the Fund Summary for the PIMCO CCM Focused Growth Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies in the Russell 1000 Growth Index with at least $100 million in market capitalization. Previously, the Fund Summary for the PIMCO CCM Mega-Cap Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with very large market capitalizations, which it defined as the 250 largest publicly traded companies in the United States in terms of market capitalization. Accordingly, the Fund Summary and the Summary Information table on page 4 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of at least $100 million.

                Disclosure Relating to the PIMCO CCM Mid-Cap Fund

     Effective on or about May 1, 2003, the Fund Summary for the PIMCO CCM Mid-Cap Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the Russell Mid-Cap Index with at least $100 million in market capitalization. Previously, the Fund Summary for the PIMCO CCM Mid-Cap Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. Accordingly, the Fund Summary and the Summary Information table on page 4 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of at least $100 million.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated December 16, 2002
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY


                Disclosure Relating to the PIMCO CCM Mid-Cap Fund

     Effective on or about May 1, 2003, the Fund Summary for the PIMCO CCM Mid-Cap Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the Russell Mid-Cap Index with at least $100 million in market capitalization. Previously, the Fund Summary for the PIMCO CCM Mid-Cap Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. Accordingly, the Fund Summary and the Summary Information table on page 3 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of at least $100 million.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated December 16, 2002
                      to the Prospectus for Class D Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY


                Disclosure Relating to the PIMCO CCM Mid-Cap Fund

     Effective on or about May 1, 2003, the Fund Summary for the PIMCO CCM Mid-Cap Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the Russell Mid-Cap Index with at least $100 million in market capitalization. Previously, the Fund Summary for the PIMCO CCM Mid-Cap Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. Accordingly, the Fund Summary and the Summary Information table on page 4 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of at least $100 million.